Investments in Affiliates - Summarized Financial Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Financial information
Current assets	¥ 7,117,056		¥ 6,317,146		$ 1,002,418
Current liabilities	1,891,218		1,904,961		266,372
Net income	1,001,015	$ 140,991	971,589	¥ 1,306,081
Group's equity method investments assuming 100%
Financial information
Current assets	3,348,901		3,854,948		471,683
Non-current assets	31,949,789		33,600,840		4,500,034
Current liabilities	1,853,262		1,778,558		261,026
Non-current liabilities	555,307		415,555		$ 78,213
Revenue	166,859	23,502	268,654	225,559
Loss from operations	(167,920)	(23,651)	(207,143)	(554,579)
Net realized and unrealized gains from investments	1,357,034	191,134	1,962,039	5,107,283
Net income	¥ 1,204,643	$ 169,670	¥ 1,772,444	¥ 4,505,646